Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used in valuation of options	2019 2018 Expected volatility 19% 17% Dividend yield 4.7% 3.1% Expected term 6 years 6 years Risk-free interest rate -0.9% -0.1%
Summary of activity related to options
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of Number of price contractual (in millions
options shares (in Swiss term of Swiss
(in millions) (in millions)
(1)
francs)
(2)
(in years)
francs)
(3)
Outstanding at January 1, 2020 417.6 83.5 21.13
Exercised
(4)
(72.5) (14.5) 21.00
Forfeited (8.9) (1.8) 21.16
Expired (0.1) — 21.00
Outstanding at December 31, 2020 336.1 67.2 21.16 2.5 239
Vested and expected

to vest at December 31, 2020
336.1 67.2 21.16 2.5 239
Exercisable at December 31, 2020 261.0 52.2 21.15 2.0 186
Information presented

reflects the number

of ABB Ltd shares

that can be received

upon exercise,

as options have

a conversion ratio

of
5 :1.
(2)

Information presented

reflects the exercise

price per ABB

Ltd share.
(3)

Computed using

the closing

price, in Swiss

francs, of ABB

Ltd shares on

the SIX Swiss

Exchange and the

exercise price

of each option
in Swiss francs.
(4)

The cash received

upon exercise

amounted to approximately

$
334

million. The

shares were delivered

out of treasury

stock.

Summary of options by exercise price
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions)
(2)
term (in years)
19.50 77.9 15.6 0.6
21.50 72.7 14.5 1.7
22.50 63.9 12.8 2.6
23.50 62.4 12.5 3.7
19.00 59.2 11.8 4.7
Total

number of options and shares
336.1 67.2 2.5
Information presented

reflects the exercise

price per share

of ABB Ltd.
(2)

Information presented

reflects the number

of shares of

ABB Ltd that can

be received upon

exercise.

Summary of activity, WARs	Number of WARs (in millions) Outstanding at January 1, 2020 39.9 Exercised (17.1) Forfeited (0.7) Outstanding at December 31, 2020 22.1 Exercisable at December 31, 2020 9.0
Assumptions used for ESAP fair value calculation	2020 2019 2018 Expected volatility 24% 18% 19% Dividend yield 3.8% 4.1% 4.1% Expected term 1 year 1 year 1 year Risk-free interest rate -0.7% -0.7% -0.6%
ESAP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions)
(1)
francs)
(2)
(in years) francs)
(2)(3)
Outstanding at January 1, 2020 2.3 20.78
Granted 2.1 22.87
Forfeited (0.1) 20.79
Exercised
(4)
(1.4) 20.78
Not exercised (savings returned plus interest) (0.8) 20.78
Outstanding at December 31, 2020 2.1 22.87 0.8 3.9
Vested and expected

to vest at December 31, 2020
2.0 22.87 0.8 3.8
Exercisable at December 31, 2020 — — — —
Includes shares

represented by

ADS.
(2)

Information presented

for ADS is based

on equivalent

Swiss franc denominated

awards.
(3)

Computed using

the closing

price, in Swiss

francs, of ABB

Ltd shares on

the SIX Swiss

Exchange and the

exercise price

of each option
in Swiss francs.
(4)

The cash received

in 2020 upon

exercise was approximately

$
28

million. The

shares were delivered

out of treasury

stock.

LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of activity related to options
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2020 1.0 19.26
Granted 1.4 10.50
Vested (0.7) 15.72
Forfeited (0.4) 16.41
Nonvested at December 31, 2020 1.3 12.76
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2020 — —
Granted 1.3 15.76
Forfeited (0.1) 15.20
Nonvested at December 31, 2020 1.2 15.80